Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 03, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value and carrying value of our debt
	July 3, 2022	June 27, 2021
Carrying value	$876,705	$885,387
Fair value	841,637	887,102

Schedule of fair value measurements and hierarchy level
	July 3, 2022
	Level 1	Level 2	Level 3	Total
Earnout shares	$—	$—	$210,952	$210,952
Contingent consideration	—	—	1,470	1,470
Total liabilities	$—	$—	$212,422	$212,422
	June 27, 2021
	Level 1	Level 2	Level 3	Total
Interest rate swaps and caps	$—	$8,869	$—	$8,869
Total liabilities	$—	$8,869	$—	$8,869

Schedule of fair value of the warrant liability is classified as Level 1 and Level 3
Earnout
Expected term in years	4.45
Expected volatility	55%
Risk-free interest rate	2.87%
Stock price	$11.00
Dividend yield	—

Schedule of changes in the estimated fair value
	June 27, 2021	Issuances(a)	Settlements	Changes in fair value	July 3, 2022
Earnout liability	$—	$185,152	$—	$25,800	$210,952